INTECH Global Dividend Fund | Class D Shares
FUND SUMMARY INTECH Global Dividend Fund
INVESTMENT OBJECTIVE
INTECH Global Dividend Fund seeks long-term growth of capital and income.
FEES AND EXPENSES OF THE FUND
This table describes the fees and expenses that you may pay if you buy and hold Shares of the Fund.
ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		INTECH Global Dividend Fund Class D Shares Class D
Operating Expenses Column [Text]		Class D
Management Fees		0.55%
Other Expenses		2.02%
Total Annual Fund Operating Expenses	[1]	2.57%
Fee Waiver	[1]	1.92%
Total Annual Fund Operating Expenses After Fee Waiver	[1]	0.65%
[1]	Janus Capital has contractually agreed to waive its investment advisory fee and/or reimburse Fund expenses to the extent that the Fund’s total annual fund operating expenses (excluding administrative services fees payable pursuant to the Transfer Agency Agreement, brokerage commissions, interest, dividends, taxes, acquired fund fees and expenses, and extraordinary expenses) exceed 0.50% until at least November 1, 2014. The contractual waiver may be terminated or modified prior to this date only at the discretion of the Board of Trustees. For a period of three years subsequent to the Fund’s commencement of operations (December 15, 2011), Janus Capital may recover from the Fund fees and expenses previously waived or reimbursed, which could then be considered a deferral, if the Fund’s expense ratio, including recovered expenses, falls below the expense limit.

EXAMPLE:
The following Example is based on expenses without waivers. The Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
The Example assumes that you invest $10,000 in the Fund for the time periods indicated, reinvest all dividends and distributions, and then redeem all of your Shares at the end of each period. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses without waivers or recoupments (if applicable) remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example (USD $)	Expense Example, By Year, Column [Text]	1 Year	3 Years	5 Years	10 Years
Class D Shares INTECH Global Dividend Fund	Class D Shares	260	799	1,365	2,905

Portfolio Turnover:
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 116% of the average value of its portfolio.
PRINCIPAL INVESTMENT STRATEGIES
The Fund invests, under normal circumstances, at least 80% of its net assets in dividend-paying securities. The Fund invests primarily in common stocks from the universe of the Morgan Stanley Capital International (“MSCI”) World High Dividend Yield Index, utilizing INTECH’s mathematical investment process. The MSCI World High Dividend Yield Index is designed to reflect the performance of the high dividend yield securities contained within the broader MSCI World IndexSM. The Fund may also invest in foreign equity and debt securities.

The Fund pursues its investment objective by applying a mathematical investment process to construct an investment portfolio from the universe of common stocks within its named benchmark index. The goal of this process is to build a portfolio of stocks in a more efficient combination than the named benchmark index. The process seeks to capitalize on the natural volatility of the market by searching for stocks within the index that have high relative volatility (providing the potential for excess returns) but that essentially move in opposite directions or have low correlation to each other (providing the potential for lower relative risk). By constructing the portfolio in this manner and periodically rebalancing the portfolio to maintain potentially more efficient weightings, INTECH’s mathematical investment process seeks to create a portfolio that, over time, produces returns in excess of its named benchmark index with risks similar to that of the benchmark index. The rebalancing techniques used by INTECH may result in a higher portfolio turnover compared to a “buy and hold” fund strategy.

The Fund may lend portfolio securities on a short-term or long-term basis, in an amount equal to up to 1/3 of its total assets as determined at the time of the loan origination.
PRINCIPAL INVESTMENT RISKS
The biggest risk is that the Fund’s returns will vary, and you could lose money. The Fund is designed for long-term investors seeking an equity portfolio, including common stocks. Common stocks tend to be more volatile than many other investment choices.

Foreign Exposure Risk. The Fund normally has significant exposure to foreign markets as a result of its investments in foreign securities, which can be more volatile than the U.S. markets. As a result, its returns and net asset value may be affected to a large degree by fluctuations in currency exchange rates or political or economic conditions in a particular country. In some foreign markets, there may not be protection against failure by other parties to complete transactions. It may not be possible for the Fund to repatriate capital, dividends, interest, and other income from a particular country or governmental entity. In addition, a market swing in one or more countries or regions where the Fund has invested a significant amount of its assets may have a greater effect on the Fund’s performance than it would in a more geographically diversified portfolio. To the extent the Fund invests in foreign debt securities, such investments are sensitive to changes in interest rates. Additionally, investments in securities of foreign governments involve the risk that a foreign government may not be willing or able to pay interest or repay principal when due.

Eurozone Risk. A number of countries in the European Union (“EU”) have experienced severe economic and financial difficulties. As a result, financial markets in the EU have been subject to extreme volatility and declines in asset values and liquidity. Responses to these financial problems by European governments, central banks, and others, including austerity measures and reforms, may not work, may result in social unrest, and may limit future growth and economic recovery or have other unintended consequences. Further defaults or restructurings by governments and others of their debt could have additional adverse effects on economies, financial markets, and asset valuations around the world. To the extent that the Fund has exposure to European markets or to transactions tied to the value of the euro, these events could negatively affect the value and liquidity of the Fund’s investments.

Dividend Risk. Companies that issue dividend-yielding securities are not required to continue to pay dividends on such securities. Therefore, there is the possibility that such companies could reduce or eliminate the payment of dividends in the future.

Market Risk. The value of the Fund’s portfolio may decrease if the value of an individual company or security, or multiple companies or securities, in the portfolio decreases. Further, regardless of how well individual companies or securities perform, the value of the Fund’s portfolio could also decrease if there are deteriorating economic or market conditions. It is important to understand that the value of your investment may fall, sometimes sharply, in response to changes in the market, and you could lose money.

Investment Process Risk. The proprietary mathematical investment process used by INTECH may not achieve the desired results. There is a risk that INTECH’s method of identifying stocks with higher volatility than the named benchmark index or its method of identifying stocks that tend to move in the same or opposite direction relative to each other (correlation) will not result in selecting stocks with continuing volatility or the expected correlation. In INTECH’s history, which spans more than 25 years, INTECH’s mathematical investment process has experienced periods of both underperformance and outperformance relative to an identified benchmark. Even when the proprietary mathematical investment process is working appropriately, INTECH expects that there will be periods of underperformance relative to the benchmark. On an occasional basis, INTECH makes changes to its mathematical investment process. These changes may result in changes to the portfolio, might not provide the intended results, and may adversely impact the Fund’s performance.

Portfolio Turnover Risk. Increased portfolio turnover may result in higher costs, which may have a negative effect on the Fund’s performance. In addition, higher portfolio turnover may result in the acceleration of capital gains and the recognition of greater levels of short-term capital gains, which are taxed at ordinary federal income tax rates when distributed to shareholders.

Securities Lending Risk. The Fund may seek to earn additional income through lending its securities to certain qualified broker-dealers and institutions. There is the risk that when portfolio securities are lent, the securities may not be returned on a timely basis, and the Fund may experience delays and costs in recovering the security or gaining access to the collateral provided to the Fund to collateralize the loan. If the Fund is unable to recover a security on loan, the Fund may use the collateral to purchase replacement securities in the market. There is a risk that the value of the collateral could decrease below the cost of the replacement security by the time the replacement investment is made, resulting in a loss to the Fund.

An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
PERFORMANCE INFORMATION
The following information provides some indication of the risks of investing in the Fund by showing how the Fund’s performance has varied over time. The bar chart depicts the Fund’s performance during the period indicated. The table compares the Fund’s average annual returns for the periods indicated to broad-based securities market indices. The indices are not actively managed and are not available for direct investment. All figures assume reinvestment of dividends and distributions. For certain periods, the Fund’s performance reflects the effect of expense waivers. Without the effect of these expense waivers, the performance shown would have been lower.

The Fund’s past performance (before and after taxes) does not necessarily indicate how it will perform in the future. Updated performance information is available at janus.com/allfunds or by calling 1-800-525-3713.
Annual Total Returns for Class D Shares (calendar year-end)

Best Quarter: Third Quarter 2012 5.87% Worst Quarter: Second Quarter 2012 −2.75%
The Fund’s year-to-date return as of the calendar quarter ended September 30, 2013 was 12.74%.
Average Annual Total Returns (periods ended 12/31/12)
Average Annual Total Returns INTECH Global Dividend Fund Class D Shares	Column	Label	1 Year	Since Inception	Inception Date
Class D Return Before Taxes	Class D Shares	Return Before Taxes	11.90%	14.70%	Dec. 15, 2011
Class D Return After Taxes on Distributions	Class D Shares	Return After Taxes on Distributions	11.19%	13.96%	Dec. 15, 2011
Class D Return After Taxes on Distributions and Sale of Fund Shares	Class D Shares	Return After Taxes on Distributions and Sale of Fund Shares	8.33%	12.30%	Dec. 15, 2011
Morgan Stanley Capital International World Index℠ (net of foreign withholding taxes) (reflects no deduction for expenses, fees, or taxes, except foreign withholding taxes)		Morgan Stanley Capital International World Index℠ (net of foreign withholding taxes)	15.83%	19.02%	Dec. 15, 2011
Morgan Stanley Capital International World High Dividend Yield Index (net of foreign withholding taxes) (reflects no deduction for expenses, fees, or taxes, except foreign withholding taxes)		Morgan Stanley Capital International World High Dividend Yield Index (net of foreign withholding taxes)	12.24%	15.80%	Dec. 15, 2011

After-tax returns are calculated using the historically highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your individual tax situation and may differ from those shown in the preceding table. The after-tax return information shown above does not apply to Fund shares held through a tax-deferred account, such as a 401(k) plan or an IRA.